United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2010

Date of reporting period: 02/28/2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.13%)
Agriculture, Foods, & Beverage (12.08%)
Archer-Daniels-Midland Co.	3,477,500	$102,099,400
Coca-Cola Co., The	1,027,300	54,159,256
Kellogg Co.	930,000	48,499,500
McCormick & Co. Inc.	428,600	15,905,346
Nestle SA ADR	1,175,800	58,581,766
PepsiCo Inc.	641,400	40,068,258
Sysco Corp.	1,109,800	32,073,220

		351,386,746

Banks (4.17%)
M&T Bank Corp.	213,400	16,523,562
Northern Trust Corp.	460,500	24,540,045
Suntrust Banks Inc.	334,600	7,966,826
Wells Fargo & Co.	2,643,100	72,262,354

		121,292,787

Building Materials & Construction (1.55%)
Vulcan Materials Co.	1,039,200	45,111,672

Chemicals (8.09%)
Air Products & Chemicals Inc.	830,000	56,921,400
Dow Chemical Co., The	243,000	6,879,330
E.I. du Pont de Nemours & Co.	496,104	16,728,627
International Flavors & Fragrances Inc.	561,000	23,623,710
Sigma-Aldrich Corp.	2,750,000	131,147,500

		235,300,567

Computer Software & Services (4.08%)
Automatic Data Processing Inc.	149,000	6,199,890
Microsoft Corp.	3,235,500	92,729,430
SAP AG	444,800	19,867,219

		118,796,539

Computers (7.80%)
Hewlett-Packard Co.	3,019,400	153,355,326
International Business Machines Corp.	580,000	73,752,800

		227,108,126

Consumer & Marketing (5.98%)
AptarGroup Inc.	677,405	26,100,415
Colgate-Palmolive Co.	436,300	36,186,722
Procter & Gamble Co., The	1,765,155	111,699,008

		173,986,145

Electronic/Electrical Manufacturing (6.98%)
Agilent Technologies Inc. (a)	548,071	17,242,314
Applied Materials Inc.	987,500	12,087,000
Emerson Electric Co.	729,400	34,529,796
General Electric Co.	3,848,900	61,813,334
Intel Corp.	2,420,800	49,699,024
Linear Technology Corp.	1,023,400	27,805,778

		203,177,246

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.67%)
Berkshire Hathaway Inc. Class A (a)	162	$19,407,600
Berkshire Hathaway Inc. Class B (a)	143	11,459

		19,419,059

Health Care (11.36%)
Abbott Laboratories	847,500	46,002,300
Eli Lilly & Co.	997,000	34,236,980
Johnson & Johnson	2,481,600	156,340,800
Merck & Co. Inc.	675,700	24,919,816
Pfizer Inc.	3,047,300	53,480,115
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	15,632,605

		330,612,616

Machinery & Manufacturing (5.47%)
3M Co.	564,000	45,204,600
Caterpillar Inc.	877,700	50,072,785
HNI Corp.	1,439,200	34,209,784
Illinois Tool Works Inc.	652,500	29,701,800

		159,188,969

Media & Broadcasting (2.93%)
Walt Disney Co., The	2,728,640	85,242,714

Mining & Metals (4.20%)
BHP Billiton PLC	941,859	28,814,011
Nucor Corp.	531,200	21,991,680
Rio Tinto PLC	476,280	24,422,425
Rio Tinto PLC ADR	226,800	47,129,040

		122,357,156

Oil & Gas (14.94%)
BG Group PLC	3,199,100	55,834,644
Bill Barrett Corp. (a)	1,032,400	35,008,684
BP PLC Sponsored ADR	626,392	33,330,318
Chevron Corp.	1,060,000	76,638,000
Devon Energy Corp.	212,204	14,612,367
Exxon Mobil Corp.	2,615,200	169,988,000
Royal Dutch Shell PLC ADR Class A	516,300	28,262,262
Spectra Energy Corp.	399,950	8,718,910
Tidewater Inc.	154,191	6,872,293
Woodside Petroleum Ltd.	141,170	5,478,451

		434,743,929

Retailers (2.49%)
Wal-Mart Stores Inc.	1,339,100	72,405,137

Telecom & Telecom Equipment (4.60%)
AT&T Inc.	2,140,534	53,106,648
Cisco Systems Inc. (a)	1,640,100	39,903,633
Corning Inc.	1,284,600	22,647,498

1	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.	624,900	$18,078,357

		133,736,136

Transportation (0.17%)
GATX Corp.	190,700	5,082,155

Utilities & Energy (0.57%)
Duke Energy Corp.	1,010,500	16,521,675

Total Common Stocks
(cost $1,379,015,913)		2,855,469,374

Short-term Investments (1.30%)
JPMorgan U.S. Government Money Market Fund	37,888,953	37,888,953

Total Short-term Investments
(cost $37,888,953)		37,888,953

TOTAL INVESTMENTS (99.43%)
(cost $1,416,904,866)		2,893,358,327
OTHER ASSETS, NET OF LIABILITIES (0.57%)		16,616,766

NET ASSETS (100.00%)		$2,909,975,093

(a)	Non-income producing security.

ADR – American Depository Receipt

See accompanying notes to schedules of investments.	2

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2010

(Unaudited)

	Shares	Value
Common Stocks (54.81%)
Agriculture, Foods, & Beverage (6.66%)
Archer-Daniels-Midland Co.	940,561	$27,614,871
Campbell Soup Co.	26,000	866,580
Coca-Cola Co., The	205,000	10,807,600
Kellogg Co.	310,000	16,166,500
Nestle SA ADR	252,500	12,580,282
PepsiCo Inc.	110,100	6,877,947
Sysco Corp.	165,300	4,777,170

		79,690,950

Banks (2.52%)
M&T Bank Corp.	37,700	2,919,111
Northern Trust Corp.	104,700	5,579,463
Suntrust Banks Inc.	54,300	1,292,883
Wells Fargo & Co.	747,600	20,439,384

		30,230,841

Building Materials & Construction (0.70%)
Lafarge SA	21,338	1,385,256
Vulcan Materials Co.	160,200	6,954,282

		8,339,538

Chemicals (4.17%)
Air Products & Chemicals Inc.	230,000	15,773,400
Dow Chemical Co., The	69,000	1,953,390
E.I. du Pont de Nemours & Co.	108,705	3,665,533
International Flavors & Fragrances Inc.	120,000	5,053,200
Sigma-Aldrich Corp.	491,000	23,415,790

		49,861,313

Computer Software & Services (1.80%)
Automatic Data Processing Inc.	30,000	1,248,300
Microsoft Corp.	625,400	17,923,964
SAP AG	52,800	2,358,339

		21,530,603

Computers (4.82%)
Hewlett-Packard Co.	754,000	38,295,660
International Business Machines Corp.	152,100	19,341,036

		57,636,696

Consumer & Marketing (3.04%)
AptarGroup Inc.	113,100	4,357,743
Colgate-Palmolive Co.	21,200	1,758,328
Procter & Gamble Co., The	477,700	30,228,856

		36,344,927

Electronic/Electrical Manufacturing (3.37%)
Agilent Technologies Inc. (a)	143,787	4,523,539
Applied Materials Inc.	182,000	2,227,680
Emerson Electric Co.	78,800	3,730,392
General Electric Co.	796,300	12,788,578
Intel Corp.	592,500	12,164,025

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$1,313,763
Linear Technology Corp.	130,100	3,534,817

		40,282,794

Financial Services (0.34%)
Berkshire Hathaway Inc. Class A (a)	34	4,073,200
Berkshire Hathaway Inc. Class B (a)	533	42,709

		4,115,909

Health Care (6.43%)
Abbott Laboratories	92,000	4,993,760
Allergan Inc.	154,800	9,044,964
Eli Lilly & Co.	212,000	7,280,080
Johnson & Johnson	417,700	26,315,100
Medtronic Inc.	21,600	937,440
Merck & Co. Inc.	144,100	5,314,408
Pfizer Inc.	960,000	16,848,000
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	6,235,039

		76,968,791

Machinery & Manufacturing (2.90%)
3M Co.	124,600	9,986,690
Caterpillar Inc.	262,400	14,969,920
HNI Corp.	160,000	3,803,200
Illinois Tool Works Inc.	130,600	5,944,912

		34,704,722

Media & Broadcasting (3.37%)
Lee Enterprises Inc. Class A (a)	42,000	160,860
Lee Enterprises Inc. Class B (a) (b)	42,000	160,860
Thomson Reuters Corp.	192,414	6,682,538
Walt Disney Co., The	1,065,995	33,301,684

		40,305,942

Mining & Metals (3.56%)
Newmont Mining Corp.	29,200	1,438,976
Nucor Corp.	436,800	18,083,520
Rio Tinto PLC	153,825	7,887,754
Rio Tinto PLC ADR	73,250	15,221,350

		42,631,600

Oil & Gas (7.05%)
BG Group PLC	256,800	4,481,991
Bill Barrett Corp. (a)	100,000	3,391,000
BP PLC Sponsored ADR	115,786	6,160,973
Chevron Corp.	288,000	20,822,400
Devon Energy Corp.	76,170	5,245,066
Exxon Mobil Corp.	448,000	29,120,000
Royal Dutch Shell PLC ADR Class A	216,400	11,845,736
Spectra Energy Corp.	62,950	1,372,310

3	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	51,128	$1,984,149

		84,423,625

Retailers (1.25%)
Wal-Mart Stores Inc.	276,700	14,961,169

Telecom & Telecom Equipment (2.53%)
AT&T Inc.	533,359	13,232,637
Cisco Systems Inc. (a)	282,800	6,880,524
Corning Inc.	372,300	6,563,649
Nokia Corp. Sponsored ADR	144,900	1,951,803
Verizon Communications Inc.	57,800	1,672,154

		30,300,767

Utilities & Energy (0.30%)
Duke Energy Corp.	217,000	3,547,950

Total Common Stocks
(cost $304,386,941)		655,878,137

	Principal amount	Value
Corporate Bonds (19.80%)
Aerospace/Defense (0.09%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	$1,063,020

Agriculture, Foods, & Beverage (2.55%)
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,007,729
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,053,462
Coca-Cola Co., The
5.750%, 03/15/2011	3,000,000	3,156,123
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,053,982
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,211,962
Hershey Co.
5.300%, 09/01/2011	500,000	529,992
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,135,286
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,170,578
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,088,751
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,196,034
Kellogg Co.
5.125%, 12/03/2012	500,000	543,271
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,057,026
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,064,429
Hershey Co.
5.000%, 04/01/2013	500,000	540,396

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
General Mills Inc.
5.200%, 03/17/2015	$500,000	$545,958
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,105,339
Hershey Co.
5.450%, 09/01/2016	500,000	542,885
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,127,826
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,202,274
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,079,442
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,060,966

		30,473,711

Automotive (0.04%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	525,394

Banks (1.42%)
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	1,014,486
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,039,752
Wachovia Corp.
5.350%, 03/15/2011	750,000	776,356
Bank of America Corp.
5.375%, 08/15/2011	500,000	527,145
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	532,976
Bank of America Corp.
5.375%, 09/11/2012	500,000	531,023
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,627,066
Deutsche Bank AG London
5.375%, 10/12/2012	1,500,000	1,631,362
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	535,336
Wachovia Corp.
5.700%, 08/01/2013	750,000	810,513
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	544,718
US Bank NA
4.950%, 10/30/2014	1,500,000	1,620,993
Wachovia Bank NA
5.600%, 03/15/2016	750,000	785,370
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,051,399
5.300%, 03/15/2017	500,000	491,914
Wachovia Corp.
5.750%, 06/15/2017	750,000	791,710
Deutsche Bank AG London
6.000%, 09/01/2017	1,500,000	1,654,654
Wachovia Bank NA
6.000%, 11/15/2017	500,000	533,468

See accompanying notes to schedules of investments.	4

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co.
5.625%, 12/11/2017	$500,000	$526,792

		17,027,033

Building Materials & Construction (0.05%)
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	548,760

Chemicals (0.80%)
Dow Chemical Co., The
6.125%, 02/01/2011	3,000,000	3,124,380
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,090,087
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,256,155
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,074,360
5.375%, 11/01/2016	1,000,000	1,084,973

		9,629,955

Commercial Service/Supply (0.05%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	550,207

Computers (0.32%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,621,407
4.500%, 03/01/2013	1,000,000	1,071,575
International Business
Machines Corp.
5.700%, 09/14/2017	1,000,000	1,113,669

		3,806,651

Consumer & Marketing (1.11%)
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,134,325
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,138,966
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,085,160
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,060,090
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,701,939
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,103,087
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,085,182

		13,308,749

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.14%)
Emerson Electric Co.
5.375%, 10/15/2017	$1,000,000	$1,082,945
5.250%, 10/15/2018	500,000	539,856

		1,622,801

Financial Services (0.93%)
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,057,847
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,147,884
Simon Property Group Inc.
5.300%, 05/30/2013	2,500,000	2,666,518
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	534,542
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	529,752
5.400%, 02/15/2017	500,000	517,608
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,088,565
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	523,382
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,612,425
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	514,154

		11,192,677

Health Care (2.24%)
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,014,963
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	534,634
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,189,160
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,096,725
AstraZeneca PLC
5.400%, 09/15/2012	750,000	820,946
Abbott Laboratories
5.150%, 11/30/2012	500,000	548,044
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,156,070
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,110,006
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,072,951
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,198,081

5	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC
5.400%, 06/01/2014	$2,000,000	$2,228,440
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,268,066
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,082,734
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,109,434
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,119,685
AstraZeneca PLC
5.900%, 09/15/2017	750,000	849,546
Abbott Laboratories
5.600%, 11/30/2017	500,000	554,453
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	542,418
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,093,836
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,166,546

		26,756,738

Machinery & Manufacturing (1.44%)
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,000,000
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,045,321
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,110,414
Eaton Corp.
4.900%, 05/15/2013	500,000	537,032
3M Co.
4.375%, 08/15/2013	1,000,000	1,082,853
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,049,162
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,577,634
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,103,340
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,638,556
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,074,593
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,066,123

		17,285,028

Media & Broadcasting (0.36%)
Walt Disney Co., The
5.700%, 07/15/2011	2,000,000	2,123,338
4.700%, 12/01/2012	1,000,000	1,085,062
6.000%, 07/17/2017	1,000,000	1,134,605

		4,343,005

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (0.68%)
Alcan Inc.
6.450%, 03/15/2011	$2,000,000	$2,090,408
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	536,737
BHP Finance USA
5.250%, 12/15/2015	2,000,000	2,210,182
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	544,261
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,042,401
5.870%, 02/23/2022	756,000	673,979

		8,097,968

Oil & Gas (1.45%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,502,249
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,128,138
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	540,976
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,199,860
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	558,584
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,076,716
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,056,672
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,061,575
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,174,102
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,099,732
Shell International Finance
4.300%, 09/22/2019	1,000,000	993,556

		17,392,160

Retailers (1.43%)
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	2,036,434
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,162,078
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,163,752
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,101,929
Target Corp.
5.125%, 01/15/2013	500,000	540,832
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,111,635
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,072,657

See accompanying notes to schedules of investments.	6

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
5.875%, 07/15/2016	$1,300,000	$1,459,882
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,100,389
Target Corp.
5.375%, 05/01/2017	1,500,000	1,634,265
6.000%, 01/15/2018	500,000	561,068
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,122,108

		17,067,029

Telecom & Telecom Equipment (1.39%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,117,963
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,582,540
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,208,713
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,233,541
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,182,056
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,227,908
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	531,702
5.500%, 02/15/2018	500,000	528,883

		16,613,306

Transportation (0.18%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,076,702
5.500%, 01/15/2018	1,000,000	1,108,943

		2,185,645

Utilities & Energy (3.13%)
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,000,000
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,098,434
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,211,722
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,181,401
Pacificorp
6.900%, 11/15/2011	2,000,000	2,192,434
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,069,891
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,312,933
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,166,192
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,626,060

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
4.700%, 04/15/2015	$1,000,000	$1,058,475
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,210,024
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,098,462
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,076,548
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,106,400
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	546,868
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,634,856
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,060,708
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,063,929
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	542,599
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,076,545
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	547,291
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,054,769
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	530,791

		37,467,332

Total Corporate Bonds
(cost $221,320,878)		236,957,169

Foreign Government Bonds (0.23%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,753,562

Total Foreign Government Bonds
(cost $2,493,055)		2,753,562

Government Agency Securities (c) (0.10%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,130,843

Total Government Agency Securities
(cost $993,715)		1,130,843

U.S. Treasury Obligations (16.99%)
U.S. Treasury Notes
5.750%, 08/15/2010	5,000,000	5,128,125
5.000%, 08/15/2011	5,000,000	5,331,445
4.875%, 02/15/2012	10,000,000	10,798,050
4.375%, 08/15/2012	6,000,000	6,493,596
3.875%, 02/15/2013	10,000,000	10,756,250
3.625%, 05/15/2013	10,000,000	10,696,880
4.250%, 08/15/2013	10,000,000	10,918,750

7	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.250%, 11/15/2013	$10,000,000	$10,942,190
4.000%, 02/15/2014	10,000,000	10,859,380
4.250%, 11/15/2014	20,000,000	21,925,000
4.000%, 02/15/2015	15,000,000	16,251,570
4.125%, 05/15/2015	20,000,000	21,770,320
4.500%, 02/15/2016	15,000,000	16,545,705
5.125%, 05/15/2016	20,000,000	22,732,820
4.625%, 02/15/2017	20,000,000	22,092,180

Total U.S. Treasury Obligations
(cost $186,279,274)		203,242,261

	Shares	Value
Short-term Investments (7.42%)
JPMorgan U.S. Government Money Market Fund	88,838,810	$88,838,810

Total Short-term Investments
(cost $88,838,810)		88,838,810

TOTAL INVESTMENTS (99.35%)
(cost $804,312,673)		1,188,800,782
OTHER ASSETS, NET OF LIABILITIES (0.65%)		7,792,941

NET ASSETS (100.00%)		$1,196,593,723

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At February 28, 2010, the fair value of this security was $160,860 or 0.013% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR – American Depository Receipt

See accompanying notes to schedules of investments.	8

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (24.94%)
Banks (14.30%)
Regions Bank
2.750%, 12/10/2010	$5,000,000	$5,100,150
Bank of America NA
1.700%, 12/23/2010	5,000,000	5,047,820
Suntrust Bank
3.000%, 11/16/2011	5,000,000	5,181,550
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,200,730
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,115,120
US Bancorp
2.250%, 03/13/2012	5,000,000	5,119,180
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,106,705
3.125%, 06/15/2012	5,000,000	5,218,175
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,224,290
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,062,163

		49,375,883

Financial Services (10.64%)
JP Morgan Chase & Co.
2.625%, 12/01/2010	5,000,000	5,091,250
General Electric Capital Corp.
1.625%, 01/07/2011	5,000,000	5,055,210
Goldman Sachs Group Inc
2.150%, 03/15/2012	5,000,000	5,110,245
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,096,280
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,105,050
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,109,428
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,073,992
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,085,960

		36,727,415

Total Corporate Bonds
(cost $84,064,912)		86,103,298

U.S. Treasury Obligations (63.75%)
U.S. Treasury Notes
4.000%, 04/15/2010	10,000,000	10,048,050
5.750%, 08/15/2010	10,000,000	10,256,250
5.000%, 02/15/2011	10,000,000	10,447,660
5.000%, 08/15/2011	6,000,000	6,397,734
4.500%, 09/30/2011	10,000,000	10,621,090
4.625%, 10/31/2011	10,000,000	10,667,190
4.875%, 02/15/2012	10,000,000	10,798,050
4.500%, 04/30/2012	10,000,000	10,778,120
4.875%, 06/30/2012	10,000,000	10,900,000
3.375%, 11/30/2012	10,000,000	10,595,310
3.875%, 02/15/2013	20,000,000	21,512,500

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.625%, 05/15/2013	$10,000,000	$10,696,880
4.250%, 08/15/2013	10,000,000	10,918,750
3.125%, 09/30/2013	15,000,000	15,787,500
4.000%, 02/15/2014	10,000,000	10,859,380
4.750%, 05/15/2014	10,000,000	11,161,720
2.625%, 06/30/2014	10,000,000	10,265,620
4.250%, 08/15/2014	10,000,000	10,980,470
4.250%, 11/15/2014	5,000,000	5,481,250
4.000%, 02/15/2015	5,000,000	5,417,190
4.125%, 05/15/2015	5,000,000	5,442,580

Total U.S. Treasury Obligations
(cost $210,281,853)		220,033,294

	Shares	Value
Short-term Investments (10.68%)
JPMorgan U.S. Government Money Market Fund	36,861,579	$36,861,579

Total Short-term Investments
(cost $36,861,579)		36,861,579

TOTAL INVESTMENTS (99.37%)
(cost $331,208,344)		342,998,171
OTHER ASSETS, NET OF LIABILITIES (0.63%)		2,172,631

NET ASSETS (100.00%)		$345,170,802

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

9	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (97.46%)
Alabama (1.74%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa3	$2,000,000	$2,178,220
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa3	2,000,000	2,209,020
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	A1	985,000	900,034
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	A1	2,540,000	2,766,009
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	A1	1,500,000	1,617,180

					9,670,463

Alaska (2.45%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1	2,000,000	2,399,340
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,964,325
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	614,607
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	312,207
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,056,640
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	678,114
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,177,666
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa3	1,000,000	1,015,980
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	A1	1,190,000	1,328,742
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	3,000,000	3,088,200

					13,635,821

Arizona (2.38%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,554,825
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	990,297
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	574,938
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A1	500,000	528,710
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A1	500,000	561,765
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	A1	2,500,000	2,617,425
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A1	1,000,000	1,106,700
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,519,785
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,653,900
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A1	1,000,000	1,098,400

					13,206,745

Arkansas (3.14%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,480,250
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,182,560
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	964,147
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,020,857
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,110,788
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,155,554
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	A1	1,515,000	1,525,044
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	A1	1,320,000	1,386,502

See accompanying notes to schedules of investments.	10

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	A1	$100,000	$109,926
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	A1	335,000	367,693
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,618,020
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	A1	500,000	542,270

					17,463,611

California (6.29%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (c)	5.000%	02/01/2014	Aaa	2,200,000	2,384,976
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,134,460
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aa2	1,515,000	1,747,810
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	Baa1	3,000,000	3,284,610
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	Baa1	3,250,000	3,423,550
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa2	1,355,000	1,477,573
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A1	5,000,000	5,233,850
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A1	1,560,000	1,669,294
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	753,120
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	784,907
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,216,040
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,030,529
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	826,986
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,705,776
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,481,078
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	856,940
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	611,863
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa2	1,555,000	1,705,415
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,018,190
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	600,000	610,782

					34,957,749

Colorado (3.25%)
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aa3	1,750,000	1,884,348
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	AAA	1,080,000	1,169,748
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aa3	785,000	852,220
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	Aa3	1,215,000	1,312,662

11	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	$510,000	$586,668
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aa3	1,070,000	1,161,624
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,831,613
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	655,272
Jefferson County, Colorado, School District No. 1 (d)	5.000%	12/15/2021	Aa3	3,000,000	3,486,900
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa3	1,500,000	1,550,370
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa3	1,465,000	1,505,859
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa3	2,000,000	2,076,400

					18,073,684

Connecticut (2.11%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,363,450
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aa3	600,000	659,592
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa3	525,000	565,987
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa3	500,000	536,465
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,061,519
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	634,992
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,895,616

					11,717,621

Delaware (0.22%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,195,616

Florida (5.06%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,209,412
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,100,180
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,209,720
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa3	2,025,000	2,116,894
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,163,599
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa3	1,390,000	1,520,493
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,061,440
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	650,382
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,065,590
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa3	1,455,000	1,454,956
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,501,290
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,889,888
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,094,620
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	A1	2,000,000	2,093,640

					28,132,104

Georgia (4.05%)
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,140,220
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,250,752
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	55,129
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,346,800

See accompanying notes to schedules of investments.	12

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	$4,100,000	$4,494,010
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa3	200,000	202,790
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa3	250,000	261,268
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa3	1,790,000	2,008,398
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010 (d)	5.000%	02/01/2022	Aa3	1,000,000	1,148,750
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa3	750,000	786,788
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	Aa3	1,000,000	1,127,730
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	Aa1	1,000,000	1,092,290
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A2	2,300,000	2,613,582

					22,528,507

Hawaii (1.40%)
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2	2,300,000	2,438,644
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	Aa2	700,000	742,196
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa2	2,140,000	2,305,465
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa3	2,000,000	2,283,600

					7,769,905

Idaho (0.52%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A2	1,690,000	1,826,552
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aa2	1,000,000	1,083,720

					2,910,272

Illinois (3.48%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	2,150,000	2,433,886
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A2	2,000,000	2,219,460
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	A1	1,045,000	1,155,373
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	A1	1,100,000	1,203,807
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	A1	900,000	916,605
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A3	1,650,000	1,755,105
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	2,000,000	2,067,080
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	A1	1,360,000	1,420,914
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa2	1,465,000	1,528,815
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A (d)	5.250%	10/15/2022	AA	1,200,000	1,356,576
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A (d)	5.250%	10/15/2023	AA	2,000,000	2,243,680
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	A1	1,000,000	1,033,250

					19,334,551

13	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (1.35%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	$2,635,000	$2,880,187
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,831,483
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	A1	500,000	556,690
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	A1	1,060,000	1,175,137
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,062,260

					7,505,757

Iowa (2.97%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	1,107,464
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa2	975,000	1,078,857
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	A1	520,000	548,694
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aa1	850,000	936,122
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,270,028
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A3	1,200,000	1,239,360
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,404,797
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	Aa2	1,775,000	1,891,671
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	Aa2	1,750,000	1,852,165
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	A2	2,000,000	2,081,180
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	Aa2	1,950,000	2,065,382
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa3	1,000,000	1,050,530

					16,526,250

Kansas (5.05%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11/01/2001 @ 100) (c)	5.000%	11/01/2014	Aa3	2,790,000	2,965,714
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,369,620
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,327,018
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	A1	1,300,000	1,301,014
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	A2	670,000	718,327
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A3	1,000,000	1,095,840
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	A2	910,000	985,794
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2	980,000	1,042,700
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,080,480
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa3	890,000	936,476
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,734,978
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,038,357
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,240,560
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,187,876
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,319,025
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,388,587
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa3	1,550,000	1,625,578

See accompanying notes to schedules of investments.	14

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa3	$1,630,000	$1,705,208

					28,063,152

Kentucky (1.02%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa3	1,275,000	1,364,072
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa2	1,565,000	1,652,437
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	A2	1,500,000	1,629,540
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa2	1,000,000	1,017,380

					5,663,429

Louisiana (1.50%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	A1	4,000,000	4,336,280
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,431,482
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa3	405,000	424,841
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	2,000,000	2,154,420

					8,347,023

Maine (1.10%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	100,000	109,478
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,830,647
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	2,100,000	2,193,912

					6,134,037

Maryland (1.50%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	509,408
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,150,758
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aa1	455,000	493,033
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,226,560
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa2	2,140,000	2,270,925
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa3	1,500,000	1,665,000

					8,315,684

Massachusetts (1.25%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,257,103
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa2	5,000,000	5,676,550

					6,933,653

Michigan (0.38%)
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,134,840

Minnesota (0.31%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa3	615,000	633,032
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,083,890

					1,716,922

15	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (2.33%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	$2,000,000	$2,299,380
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,385,200
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa3	1,585,000	1,624,657
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A	1,000,000	1,062,430
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa3	475,000	503,186
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa3	525,000	556,154
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa3	500,000	531,370
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa3	400,000	425,096
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	A1	2,290,000	2,488,978
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	A1	1,000,000	1,079,750

					12,956,201

Missouri (3.35%)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	1,665,000	1,808,939
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa2	1,850,000	1,991,174
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,165,322
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	562,086
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,630,546
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,222,540
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa2	5,750,000	6,082,925
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,149,860

					18,613,392

Montana (0.10%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa2	490,000	538,574

Nebraska (2.67%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	3,055,000	3,197,332
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,214,140
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aa1	2,140,000	2,335,082
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aa1	2,140,000	2,315,116
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa3	1,565,000	1,633,547
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AA-	2,120,000	2,164,478

					14,859,695

New Hampshire (1.19%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	577,516

See accompanying notes to schedules of investments.	16

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Hampshire (Cont.)
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	$2,620,000	$2,886,480
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aa2	1,405,000	1,528,120
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3	1,500,000	1,608,780

					6,600,896

New Jersey (2.38%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	8,126,020
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	A1	1,230,000	1,289,716
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa1	1,540,000	1,666,958
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	801,982
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa3	1,240,000	1,319,459

					13,204,135

New Mexico (1.08%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	AA-	1,365,000	1,461,506
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,406,856
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	Aa2	2,000,000	2,106,860
Albuquerque Bernalillo County, New Mexico, Joint Water Sewer System Improvement Revenue Bonds	4.400%	07/01/2024	Aa2	1,000,000	1,036,460

					6,011,682

New York (2.73%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,155,100
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	A2	1,000,000	1,053,990
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,208,320
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	1,225,000	1,206,025
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	A2	695,000	731,091
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	A2	625,000	653,512
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa3	3,000,000	3,176,820
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa3	1,265,000	1,309,983
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa3	1,615,000	1,662,029
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,036,270

					15,193,140

North Carolina (0.95%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	917,167
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa3	1,000,000	1,127,220
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A	545,000	568,511

17	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	$1,000,000	$1,034,360
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa3	1,555,000	1,646,496

					5,293,754

North Dakota (0.62%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,106,117
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,339,721

					3,445,838

Ohio (2.45%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,074,140
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa2	1,375,000	1,443,558
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 100) (c)	5.250%	12/01/2013	NR	305,000	323,541
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aa1	1,150,000	1,238,504
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A (Prerefunded to 12-01-2012 @ 100) (c)	5.250%	12/01/2016	Aa2	5,095,000	5,709,202
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,682,874
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	Aa3	1,000,000	1,161,840

					13,633,659

Oklahoma (0.97%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,367,293
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	Aa2	1,485,000	1,577,709
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	2,470,000	2,462,170

					5,407,172

Oregon (3.25%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	3,540,000	3,905,045
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	A1	2,135,000	2,475,468
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	A1	500,000	534,195
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	A1	1,625,000	1,772,404
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	570,000	588,679
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aa1	1,000,000	1,060,870
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	A1	1,500,000	1,661,640
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa2	745,000	860,907
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa2	670,000	767,438

See accompanying notes to schedules of investments.	18

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa2	$750,000	$855,578
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	Aa2	1,335,000	1,395,729
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	Aa2	2,000,000	2,169,860

					18,047,813

Pennsylvania (1.45%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A	1,070,000	1,131,985
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A	1,010,000	1,057,531
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,095,868
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A	1,160,000	1,215,204
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,053,830
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,494,925

					8,049,343

Rhode Island (0.19%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa3	1,000,000	1,076,890

South Carolina (1.07%)
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	Aa3	1,800,000	1,800,000
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A3	1,000,000	1,056,410
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006A	4.450%	03/01/2025	Aa3	1,000,000	1,047,730
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	A2	800,000	847,504
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	1,130,000	1,206,964

					5,958,608

South Dakota (0.25%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	A2	1,370,000	1,390,317

Tennessee (3.47%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	2,335,000	2,536,931
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,021,124
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	3,056,920
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa3	2,115,000	2,181,580
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa3	1,050,000	1,095,980
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2	2,000,000	2,156,900
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	Aa1	1,050,000	1,104,002

19	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	$1,000,000	$1,071,440
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,090,720

					19,315,597

Texas (2.99%)
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aa3	2,115,000	2,119,822
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,698,478
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa3	490,000	532,846
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa3	470,000	508,065
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	410,314
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	429,235
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa3	2,000,000	2,161,040
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aa2	1,165,000	1,223,867
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,245,580
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1	1,000,000	1,094,920
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,067,610
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-	1,000,000	1,046,910
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa3	1,000,000	1,084,390

					16,623,077

Utah (1.03%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa3	410,000	437,704
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa3	600,000	632,796
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa3	2,375,000	2,591,980
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	A2	1,970,000	2,062,314

					5,724,794

Virginia (2.38%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A (Prerefunded to 08-01-2011 @ 100) (c)	5.000%	08/01/2014	Aa1	2,000,000	2,149,200
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa3	1,020,000	1,093,144
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,748,559
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,100,000	2,248,512
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,584,315
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,044,410
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	A1	2,000,000	2,340,420

					13,208,560

See accompanying notes to schedules of investments.	20

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (4.91%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	A3	$2,035,000	$2,113,754
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	2,820,000	2,994,784
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	40,000	42,978
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa2	705,000	761,569
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	A1	1,000,000	1,102,680
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa2	740,000	793,643
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	A1	1,000,000	1,091,640
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A2	1,000,000	1,044,200
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa3	2,000,000	2,086,080
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	A2	4,000,000	4,183,440
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	A1	565,000	598,900
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,548,104
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	Aa1	1,000,000	1,074,710
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,202,040
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	A1	500,000	526,400
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa2	3,500,000	3,573,780
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,582,425

					27,321,127

West Virginia (0.48%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A1	2,500,000	2,651,850

Wisconsin (2.32%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,580,100
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	630,000	637,925
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	NR	1,985,000	2,156,266
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	A2	545,000	568,097
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	A1	1,000,000	1,057,170
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa3	800,000	875,152
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa3	2,335,000	2,468,235
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa3	300,000	326,262
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,071,720
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa3	1,000,000	1,139,520

					12,880,447

21	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wyoming (0.33%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	$1,700,000	$1,822,417

Total Long-term Municipal Bonds
(cost $513,941,632)					541,766,374

				Shares	Value
Short-term Investments (3.27%)
JPMorgan Tax Free Money Market Fund				18,185,030	$18,185,030

Total Short-term Investments
(cost $18,185,030)					18,185,030

TOTAL INVESTMENTS (100.73%)
(cost $532,126,662)					559,951,404
LIABILITIES, NET OF OTHER ASSETS (-0.73%)					(4,053,884)

NET ASSETS (100.00%)					$555,897,520

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 8.83% Advanced Refund Bonds, 45.25% General Obligation Bonds and 45.92% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Securities purchased on a “when-issued” basis.

NR – Not Rated

See accompanying notes to schedules of investments.	22

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

23

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of February 28, 2010:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$2,855,469,374	$—	$—	$2,855,469,374
Short-term Investments	37,888,953	—	—	37,888,953
Balanced Fund
Common Stocks (a)	655,717,277	160,860	—	655,878,137
Corporate Bonds	—	236,957,169	—	236,957,169
Foreign Government Bonds	—	2,753,562	—	2,753,562
Government Agencies	—	1,130,843	—	1,130,843
U.S. Treasury Obligations	—	203,242,261	—	203,242,261
Short-term Investments	88,838,810	—	—	88,838,810
Interim Fund
Corporate Bonds	—	86,103,298	—	86,103,298
U.S. Treasury Obligations	—	220,033,294	—	220,033,294
Short-term Investments	36,861,579	—	—	36,861,579
Municipal Bond Fund
Municipal Bonds	—	541,766,374	—	541,766,374
Short-term Investments	18,185,030	—	—	18,185,030
(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2009 or for the period ended February 28, 2010.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2010, the Municipal Bond Fund had commitments of $8,224,920 (representing 1.48% of net assets) for when-issued securities.

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

24

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of February 28, 2010, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,416,904,866	$1,562,659,312	$(86,205,851)	$1,476,453,461
Balanced Fund	804,286,924	402,366,352	(17,852,494)	384,513,858
Interim Fund	331,208,344	11,789,827	—	11,789,827
Municipal Bond Fund	532,126,662	27,936,640	(111,898)	27,824,742

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

25

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date April 28, 2010

BY	/s/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date April 28, 2010